DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments Narrative
Payroll expenses	$ 2,162	$ (125)	$ 350
Fair value of derivative instruments	635	$ 24
Estimated net amount	$ 635